Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-use Assets	Right-of-use assets
	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Total
	€ in thousands

Balance as at January 1, 2024	20	9,526	2,327	7,595	9,425	2,074	30,967
Lease agreements entered into during the period	-	3,289	-	-	-	-	3,289
Depreciation for the year	(20)	(395)	(135)	(468)	(434)	(62)	(1,514)
Other	-	781	154	213	108	(305)	951
Effect of changes in exchange rates	-	-	-	-	520	102	622
Balance as at December 31, 2024	-	13,201	2,346	7,340	9,619	1,809	34,315

	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Talmei Yosef	Total
	€ in thousands

Balance as at January 1, 2023	46	8,733	2,314	7,183	10,413	-	1,331	30,020
Lease agreements entered into during the period	-	2,527	-	-	-	2,142	-	4,669
Depreciation for the year	(26)	(262)	(126)	(455)	(429)	(24)	(111)	(1,433)
Other	-	(1,472)	139	867	110	-	69	(287)
Effect of changes in exchange rates	-	-	-	-	(669)	(44)	(85)	(798)
Transfer to disposal groups held for sale	-	-	-	-	-	-	(1,204)	(1,204)
Balance as at December 31, 2023	20	9,526	2,327	7,595	9,425	2,074	-	30,967

Schedule of Maturity Analysis of Company's Lease Liabilities

Maturity analysis of the Company’s lease liabilities

December 31, 2024
€ in thousands
Less than one year	714
One to five years	3,328
More than five years	21,996

Total	26,038

Current maturities of lease liability	714

Long-term lease liability	25,324

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	2024	2023	2022
	€ in thousands

Depreciation on right-of-use asset	629	718	743
Interest expenses on lease liability	337	*407	*370

*	Including the amounts of €66 thousand and €74 thousand that were presented as a discontinued operation and classified as held for sale for 2023 and 2022, respectively.